Exploration and Evaluation Costs - Exploration and Evaluation Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	$ 24,078
Expensed exploration expenditures previously capitalized	29	$ 6
Property, plant and equipment, ending balance	25,800	24,078
Tangible exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	838	1,066
Additions(1)	287	224
Disposals	(23)	0
Transfers to oil and gas properties (note 9)	(79)	(377)
Expensed exploration expenditures previously capitalized	(29)	(6)
Exchange adjustments	3	(69)
Property, plant and equipment, ending balance	$ 997	$ 838